Segment information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net sales	€ 43,626	€ 41,081	€ 37,817	[1]
Property, plant and equipment owned	10,052	10,091	10,160
Goodwill	41,300	43,384	49,404
Other intangible assets	26,261	22,629	24,319
Reportable Geographical Zones [Member]
Disclosure of geographical areas [line items]
Net sales	43,626	41,081	37,817	[2]
Property, plant and equipment owned	10,052	10,091	10,160	[3]
Other intangible assets	26,261	22,629	24,319	[3]
Europe
Disclosure of geographical areas [line items]
Net sales	9,169	9,027	8,816	[2]
Property, plant and equipment owned	5,760	5,550	5,659	[3]
Other intangible assets	5,094	3,307	5,566	[3]
France
Disclosure of geographical areas [line items]
Net sales	1,710	1,814	1,910	[2]
Property, plant and equipment owned	3,123	3,112	3,085	[3]
Other intangible assets	0	0	0	[3]
United States
Disclosure of geographical areas [line items]
Net sales	22,176	19,986	17,262	[2]
Property, plant and equipment owned	2,229	2,411	2,322	[3]
Other intangible assets	20,694	18,711	17,850	[3]
Other Countries [member]
Disclosure of geographical areas [line items]
Net sales	12,281	12,068	11,739	[2]
Property, plant and equipment owned	2,063	2,130	2,179	[3]
Other intangible assets	473	611	903	[3]
China
Disclosure of geographical areas [line items]
Net sales	2,621	2,666	2,728	[2]
Property, plant and equipment owned	122	96	152	[3]
Other intangible assets	€ 0	€ 0	€ 0	[3]

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).